Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Schedule of Company's Property, Plant and Equipment
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2025			January 31, 2024
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$1,371.8	$892.4	$479.4	$1,247.4	$787.8	$459.6
Equipment	1,536.2	815.6	720.6	1,461.9	726.2	735.7
Building	861.5	277.1	584.4	860.9	247.7	613.2
Land	154.4	—	154.4	195.8	—	195.8
Total	$3,923.9	$1,985.1	$1,938.8	$3,766.0	$1,761.7	$2,004.3

Schedule of Changes in Property, Plant and Equipment
The following table explains the changes in property, plant and equipment during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Additions [a]	Disposals	Depreciation [b]	Impairment [c]	Assets held for sale (Note 30)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2025
Tooling	$459.6	$188.5	$(0.4)	$(135.4)	$(39.6)	$(0.8)	$7.5	$479.4
Equipment	735.7	153.2	(0.6)	(156.3)	(18.2)	$(6.0)	12.8	720.6
Building	613.2	53.9	(0.1)	(41.5)	(6.4)	$(44.6)	9.9	584.4
Land	195.8	0.6	—	—	—	$(47.1)	5.1	154.4
Total	$2,004.3	$396.2	$(1.1)	$(333.2)	$(64.2)	$(98.5)	$35.3	$1,938.8
[a]
Government assistance of $0.4 million has been recorded against the additions.
[b]
An amount of $258.7 million included in cost of sales.
[c]
Impairment charge of $7.5 million is related to unutilized assets (Note 23) and an impairment of $56.7 million is related to Marine businesses assets held for sale (Note 30).
The following table explains the changes in property, plant and equipment during the year ended January 31, 2024:

	Carrying amount as at January 31, 2023	Additions [a]	Disposals	Depreciation [b]	Impairment (Note 30)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2024
Tooling	$427.0	$166.6	$(0.1)	$(120.4)	$(16.5)	$3.0	$459.6
Equipment	672.0	234.7	(1.3)	(142.0)	(26.8)	(0.9)	735.7
Building	544.7	107.4	—	(37.9)	—	(1.0)	613.2
Land	166.7	29.9	—	—	—	(0.8)	195.8
Total	$1,810.4	$538.6	$(1.4)	$(300.3)	$(43.3)	$0.3	$2,004.3
[a]
Government assistance of $9.8 million has been recorded against the additions.
[b]
An amount of $236.2 million is included in cost of sales.